Share Based Compensation - Summary of Compensation Expense (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Dividend yield		0.00%	0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price	$ 9.17
Exercise price	$ 0.64
Expected Dividend yield	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of shares options (in years)		6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility		41.10%	39.50%
Risk-free interest rate		1.60%	2.60%
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of shares options (in years)	6 years 1 month 6 days
Expected volatility	41.10%
Risk-free interest rate	0.68%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of shares options (in years)		5 years 6 months	5 years 9 months 18 days
Expected volatility		38.30%	39.20%
Risk-free interest rate		0.40%	1.60%
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of shares options (in years)	5 years 7 months 6 days
Expected volatility	40.80%
Risk-free interest rate	0.58%